Noncontrolling Interest - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Variable Interest Entity, Primary Beneficiary [Member]
Noncontrolling Interest [Line Items]
Contribution to joint venture	$ 1,530
Additional contribution commitments to joint venture	1,530
Hite [Member]
Noncontrolling Interest [Line Items]
Contribution to joint venture	$ 1,470
Ownership percentage	49.00%
Additional contribution commitments to joint venture	$ 1,470
Hite [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Noncontrolling Interest [Line Items]
Variable interest entity, ownership percentage	51.00%